Income Taxes (Tables)	12 Months Ended
Apr. 30, 2022
Major Components Of Tax Expense Income [Abstract]
Summary of Earning Before Income Taxes

For the year ended April 30,	2022	2021	2020
Income (loss) before income taxes	$2,701	$1,443	$(2,451)

Income tax expense (recovery) at statutory rate	729	390	(662)
Difference from higher statutory tax rates on earnings of foreign subsidiaries	33	(74)	822
Losses expired	—	(305)	742
Permanent Difference	—	—	60
Effect of Mexican mining royalty tax (SMD) on deferred income tax liabilities	58	(54)	(473)
Recognition of previously unrecognized non-capital loss carry forward and other deductible tax benefits	(524)	(1,406)	689
Income tax (recovery) expense	$296	$(1,449)	$1,178

Summary of Significant Components of Deferred Income Tax Assets and Liabilities

The significant components of the Company’s deferred income tax assets and liabilities are as follows:

	April 30, 2022	April 30, 2021
Deferred income tax assets (liabilities):
Mining interest, plant and equipment	$(6,116)	$(5,891)
Payments to defer	(63)	(56)
Insurance	(7)	(7)
Reclamation and closure costs provision	976	719
Exploration assets	(550)	1,549
Expenses reserve	323	132
Pension-fund reserve	124	88
Deferred mining tax	(1,025)	(968)
Non-capital losses and other deductible tax benefits	4,251	2,437
Plant and equipment	109	345
Other	(284)	(81)
Deferred income tax liabilities, net	$(2,262)	$(1,733)